Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended	16 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	Dec. 31, 2015	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000004223
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Jamestown Equity Fund (The)
C000004216
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Government Street Equity Fund (The)
C000004221
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Government Street Opportunities Fund (The)
C000004218
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davenport Core Leaders Fund
C000094748
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davenport Value & Income Fund
C000094749
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davenport Equity Opportunities Fund
C000150331
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davenport Small Cap Focus Fund
C000164143
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davenport Balanced Income Fund
C000246245
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davenport Insider Buying Fund
Without Sales Load [Member] | C000004223
Average Annual Return [Line Items]
Average Annual Return, Percent		7.42%		19.00%		11.15%
Without Sales Load [Member] | C000004216
Average Annual Return [Line Items]
Average Annual Return, Percent		8.92%		18.62%		11.85%
Without Sales Load [Member] | C000004221
Average Annual Return [Line Items]
Average Annual Return, Percent		0.80%		17.00%		10.96%
Without Sales Load [Member] | C000004218
Average Annual Return [Line Items]
Average Annual Return, Percent		5.81%		16.08%		10.35%
Without Sales Load [Member] | C000094748
Average Annual Return [Line Items]
Average Annual Return, Percent		8.25%		13.36%		7.19%
Without Sales Load [Member] | C000094749
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.96%)		15.48%		8.92%
Without Sales Load [Member] | C000150331
Average Annual Return [Line Items]
Average Annual Return, Percent		(14.27%)		15.26%		8.85%
Without Sales Load [Member] | C000164143
Average Annual Return [Line Items]
Average Annual Return, Percent		6.74%		9.13%	5.74%
Without Sales Load [Member] | C000246245
Average Annual Return [Line Items]
Average Annual Return, Percent		(8.27%)	2.94%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		8.25%		18.59%		12.50%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		8.25%		18.59%		12.50%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		7.22%		18.18%		11.80%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		8.25%		18.59%		12.50%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		8.25%		18.59%		12.50%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		8.25%		18.59%		12.50%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		8.25%		18.59%		12.50%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		8.25%	18.29%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup>
Average Annual Return, Percent		(2.70%)		16.91%		8.43%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.18%		16.15%		8.79%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		2.59%		16.28%		8.82%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(4.01%)		13.27%		6.30%
60% Russell 1000® Value Index/40% Bloomberg U.S. Intermediate Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index/40% Bloomberg U.S. Intermediate Government/Credit Index
Average Annual Return, Percent		6.73%		10.07%	6.99%
Bloomberg U.S. Intermediate Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Morningstar US Moderate Target Allocation NR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderate Target Allocation Index
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.18%	16.98%